Share-Based Compensation - Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility of the share prices	107.00%	84.00%	110.00%
Risk-free interest rate	4.20%	2.10%	1.70%
Expected term (in years)	10 years	10 years	10 years